Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net income	$ 247.1	$ 79.5	$ 456.9	$ 224.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depletion and depreciation	64.0	52.9	132.4	111.1
Share-based compensation expenses	1.0	1.5	3.1	2.9
Impairment reversal	(4.1)		(4.1)
Gain on disposal of royalty interests				(0.3)
Unrealized foreign exchange (gain) loss	(5.2)	6.7	(11.2)	7.8
Deferred income tax expense	37.2	50.9	46.3	56.3
Gain on sale of gold and silver bullion (Note 7)	(42.2)	(1.1)	(49.3)	(2.5)
Other non-cash items	(5.3)	(0.9)	(5.6)	(1.5)
Gold and silver bullion from royalties received in-kind	(10.9)	(16.5)	(30.1)	(32.4)
Proceeds from sale of gold and silver bullion	147.1	5.9	177.3	16.6
Changes in other assets				(17.4)
Operating cash flows before changes in non-cash working capital	428.7	178.9	715.7	364.6
Changes in non-cash working capital:
Decrease (increase) in receivables	13.5	5.8	5.1	(9.9)
(Increase) decrease in other current assets	(20.0)	1.8	(11.1)	2.5
Increase in accounts payable and accrued liabilities	8.1	7.8	9.5	15.7
Net cash provided by operating activities	430.3	194.3	719.2	372.9
Cash flows used in investing activities
Acquisition of royalty, stream and working interests	(1,360.4)	(16.2)	(1,865.6)	(163.1)
Acquisition of investments	(3.0)	(4.3)	(55.3)	(11.0)
Proceeds from sale of investments	15.8	1.1	25.5	1.1
Proceeds from repayment of loan receivable	10.0	18.9	10.0	18.9
Acquisition of property and equipment	(0.1)		(2.1)	(0.1)
Acquisition of energy well equipment	(0.4)	(0.4)	(1.6)	(0.7)
Advances of loans receivable		(42.3)		(83.5)
Proceeds from disposal of royalty interests		6.5		11.2
Net cash used in investing activities	(1,338.1)	(36.7)	(1,889.1)	(227.2)
Cash flows used in financing activities
Payment of dividends	(67.0)	(60.3)	(137.2)	(119.2)
Proceeds from exercise of stock options	0.9	1.9	4.3	2.7
Revolving credit facility amendment costs		(0.8)		(0.8)
Net cash used in financing activities	(66.1)	(59.2)	(132.9)	(117.3)
Effect of exchange rate changes on cash and cash equivalents	6.1	(11.4)	11.8	(11.3)
Net change in cash and cash equivalents	(967.8)	87.0	(1,291.0)	17.1
Cash and cash equivalents at beginning of period	1,128.1	1,352.0	1,451.3	1,421.9
Cash and cash equivalents at end of period	160.3	1,439.0	160.3	1,439.0
Supplemental cash flow information:
Income taxes paid	45.7	35.1	93.2	42.5
Dividend income received	2.2	2.1	5.5	4.2
Interest and standby fees paid	$ 0.4	$ 0.6	$ 1.4	$ 1.0